Common Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2023	Oct. 05, 2023	Dec. 31, 2023	Dec. 31, 2022
Common shares
Provision for repurchase of common shares under ASPP	$ (19)
TransAlta Renewables Inc.
Common shares
Transaction costs		$ 11
TransAlta Renewables Inc. | Issued capital
Common shares
Transaction costs		$ 4	$ 4
Common shares
Common shares
Issued and outstanding, beginning of period			268.1	271.0
Purchased and cancelled under the NCIB			(7.5)	(4.3)
Share-based payment plans			0.8	0.9
Stock options exercised			0.7	0.5
Issued for acquisition of TransAlta Renewables			46.5	0.0
Provision for repurchase of common shares under ASPP			(1.7)
Issued and outstanding, end of year	306.9		306.9	268.1
Issued and outstanding, end of year			$ 2,863	$ 2,901
Purchased and cancelled under the NCIB			(80)	(46)
Share-based payment plans			6	5
Stock options exercised			5	3
Issued for acquisition of TransAlta Renewables			510	0
Provision for repurchase of common shares under ASPP			(19)
Issued and outstanding, end of year	$ 3,285		$ 3,285	$ 2,863
Common shares | Prior To Automatic Share Purchase Plan
Common shares
Issued and outstanding, end of year	308.6		308.6
Issued and outstanding, end of year	$ 3,304		$ 3,304